OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses	$ 3,840	$ 5,293
Other Liabilities	344	648
Tax deductions payable	2,789	324
Accrued holiday pay	599	644
Total	$ 7,572	$ 6,909